Employee Benefit Plans and Defined Benefit Pension Planss - Contribution (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost		$ 0.4		$ 1.7	$ 1.4	$ 1.6
Plan assets				21.4	19.8
State-sponsored defined benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost	$ 0.1			0.1
Total net liabilities on defined benefit plans	2.8			2.8
Pension benefit obligation	5.6			5.6
Plan assets	$ 2.8			2.8
Unfunded plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost				0.6	0.7	$ 0.5
Total net liabilities on defined benefit plans				0.4	0.3
Pension benefit obligation				8.4	$ 7.4
Supplemental benefit plan | Unfunded plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost				$ 0.6
Supplemental benefit plan | Unfunded plan | Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost			$ 0.9